Capital and Reserves (Tables)	6 Months Ended
Jun. 30, 2025
Capital and Reserves [Abstract]
Schedule of Capital, Reserves

The issued share capital of the Company consisted of:

	June 30,		December 31,
	2025		2024
	Number	US$	Number	US$
Common shares with par value of $0.002 each	5,715,472	11,431	4,662,080	9,324
Total	5,715,472	11,431	4,662,080	9,324

Schedule of Warrants
	Common Shares
	(Number)
	2025	2024
As of January 1	4,662,080	1,477,785
2022 Commitment Purchase Agreement	-	555,279
HCW Sales Agreement	-	637,460
Equity Incentive Plan	1,053,392	-
Total, as of June 30	5,715,472	2,670,524